Cash and cash equivalents (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones
Notional amount	$ 16,796	$ 1,039,755
Accrued income	432	517
Short-term deposits, classified as cash equivalents	$ 187,666	$ 290,914
Short term deposit One [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.50%	0.24%
Date of short term deposit	Oct. 18, 2018	Nov. 21, 2017
Short term deposits, Maturity	Jan. 16, 2019	Jan. 02, 2018
Notional amount	$ 14,606	$ 8,943
Accrued income	90	30
Short-term deposits, classified as cash equivalents	$ 14,696	$ 8,973
Short term deposit Two [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Itau Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.55%	0.24%
Date of short term deposit	Nov. 06, 2018	Nov. 28, 2017
Short term deposits, Maturity	Jan. 09, 2019	Jan. 02, 2018
Notional amount	$ 19,632	$ 15,652
Accrued income	92	41
Short-term deposits, classified as cash equivalents	$ 19,724	$ 15,693
Short term deposit Three [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank	Banco Itau Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.55%	0.24%
Date of short term deposit	Nov. 30, 2018	Nov. 28, 2017
Short term deposits, Maturity	Jan. 03, 2019	Jan. 02, 2018
Notional amount	$ 14,393	$ 15,652
Accrued income	38	41
Short-term deposits, classified as cash equivalents	$ 14,431	$ 15,693
Short term deposit Four [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank	Banco BBVA Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.55%	0.23%
Date of short term deposit	Dec. 03, 2018	Nov. 28, 2017
Short term deposits, Maturity	Jan. 03, 2019	Jan. 02, 2018
Notional amount	$ 11,515	$ 15,652
Accrued income	27	40
Short-term deposits, classified as cash equivalents	$ 11,542	$ 15,692
Short term deposit Five [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Itau-Corpbanca	Banco BBVA Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.50%	0.23%
Date of short term deposit	Dec. 03, 2018	Nov. 28, 2017
Short term deposits, Maturity	Jan. 03, 2019	Jan. 02, 2018
Notional amount	$ 14,393	$ 15,652
Accrued income	34	40
Short-term deposits, classified as cash equivalents	$ 14,427	$ 15,692
Short term deposit Six [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Itau-Corpbanca	Banco Itau Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.50%	0.25%
Date of short term deposit	Dec. 07, 2018	Nov. 29, 2017
Short term deposits, Maturity	Jan. 09, 2019	Feb. 27, 2018
Notional amount	$ 14,393	$ 18,857
Accrued income	29	50
Short-term deposits, classified as cash equivalents	$ 14,422	$ 18,907
Short term deposit Seven [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Itau-Corpbanca	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.50%	0.26%
Date of short term deposit	Dec. 10, 2018	Dec. 12, 2017
Short term deposits, Maturity	Jan. 09, 2019	Jan. 11, 2018
Notional amount	$ 12,954	$ 15,982
Accrued income	23	26
Short-term deposits, classified as cash equivalents	$ 12,977	$ 16,008
Short term deposit Eight [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.35%	0.26%
Date of short term deposit	Dec. 10, 2018	Dec. 12, 2017
Short term deposits, Maturity	Jan. 09, 2019	Jan. 11, 2018
Notional amount	$ 12,954	$ 8,524
Accrued income	21	14
Short-term deposits, classified as cash equivalents	$ 12,975	$ 8,538
Short term deposit Nine [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Itau-Corpbanca	Banco Itau Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.06%	0.24%
Date of short term deposit	Dec. 11, 2018	Dec. 12, 2017
Short term deposits, Maturity	Jan. 11, 2019	Jan. 11, 2018
Notional amount	$ 1,300	$ 15,982
Accrued income	2	24
Short-term deposits, classified as cash equivalents	$ 1,302	$ 16,006
Short term deposit Ten [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Estado	Banco Itau Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	2.75%	0.24%
Date of short term deposit	Dec. 12, 2018	Dec. 12, 2017
Short term deposits, Maturity	Jan. 15, 2019	Jan. 11, 2018
Notional amount	$ 1,000	$ 7,458
Accrued income	1	11
Short-term deposits, classified as cash equivalents	$ 1,001	$ 7,469
Short term deposit Eleven [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Itau-Corpbanca	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.50%	0.26%
Date of short term deposit	Dec. 14, 2018	Dec. 14, 2017
Short term deposits, Maturity	Jan. 09, 2019	Jan. 16, 2018
Notional amount	$ 14,392	$ 19,780
Accrued income	20	29
Short-term deposits, classified as cash equivalents	$ 14,412	$ 19,809
Short term deposit Twelve [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.65%	0.26%
Date of short term deposit	Dec. 17, 2018	Dec. 14, 2017
Short term deposits, Maturity	Jan. 17, 2019	Jan. 16, 2018
Notional amount	$ 14,393	$ 15,665
Accrued income	18	23
Short-term deposits, classified as cash equivalents	$ 14,411	$ 15,688
Short term deposit Thirteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	2.60%	0.26%
Date of short term deposit	Dec. 17, 2018	Dec. 14, 2017
Short term deposits, Maturity	Jan. 17, 2019	Jan. 16, 2018
Notional amount	$ 10,892	$ 11,488
Accrued income	13	17
Short-term deposits, classified as cash equivalents	$ 10,905	$ 11,505
Short term deposit Fourteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	2.93%	0.26%
Date of short term deposit	Dec. 17, 2018	Dec. 15, 2017
Short term deposits, Maturity	Jan. 31, 2019	Jan. 16, 2018
Notional amount	$ 1,400	$ 15,568
Accrued income	2	22
Short-term deposits, classified as cash equivalents	$ 1,402	$ 15,590
Short term deposit Fifteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Itau-Corpbanca	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.30%	0.26%
Date of short term deposit	Dec. 17, 2018	Dec. 15, 2017
Short term deposits, Maturity	Jan. 31, 2019	Jan. 16, 2018
Notional amount	$ 1,400	$ 15,568
Accrued income	2	22
Short-term deposits, classified as cash equivalents	$ 1,402	$ 15,590
Short term deposit Sixteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Itau-Corpbanca	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.40%	0.26%
Date of short term deposit	Dec. 17, 2018	Dec. 15, 2017
Short term deposits, Maturity	Jan. 31, 2019	Jan. 16, 2018
Notional amount	$ 3,000	$ 15,568
Accrued income	4	22
Short-term deposits, classified as cash equivalents	$ 3,004	$ 15,590
Short term deposit Seventeen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Banco BBVA Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	3.06%	0.24%
Date of short term deposit	Dec. 17, 2018	Dec. 29, 2017
Short term deposits, Maturity	Jan. 31, 2019	Jan. 10, 2018
Notional amount	$ 1,700	$ 4,107
Accrued income	2	1
Short-term deposits, classified as cash equivalents	$ 1,702	$ 4,108
Short term deposit Eighteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco BBVA Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	2.95%	0.24%
Date of short term deposit	Dec. 17, 2018	Dec. 29, 2017
Short term deposits, Maturity	Jan. 31, 2019	Jan. 10, 2018
Notional amount	$ 1,500	$ 2,765
Accrued income	2	0
Short-term deposits, classified as cash equivalents	$ 1,502	$ 2,765
Short term deposit Nineteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.26%	0.28%
Date of short term deposit	Dec. 19, 2018	Dec. 27, 2017
Short term deposits, Maturity	Jan. 31, 2019	Jan. 18, 2018
Notional amount	$ 800	$ 700
Accrued income	1	0
Short-term deposits, classified as cash equivalents	$ 801	$ 700
Short term deposit Twenty [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.42%	0.40%
Date of short term deposit	Dec. 26, 2018	Dec. 15, 2017
Short term deposits, Maturity	Feb. 26, 2019	Feb. 13, 2018
Notional amount	$ 2,800	$ 15,000
Accrued income	1	27
Short-term deposits, classified as cash equivalents	$ 2,801	$ 15,027
Short term deposit Twenty One [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.26%	0.40%
Date of short term deposit	Dec. 26, 2018	Dec. 15, 2017
Short term deposits, Maturity	Feb. 26, 2019	Feb. 13, 2018
Notional amount	$ 2,800	$ 14,000
Accrued income	1	25
Short-term deposits, classified as cash equivalents	$ 2,801	$ 14,025
Short term deposit Twenty Two [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano (*)	Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	0.26%	0.22%
Date of short term deposit	Dec. 27, 2018	Dec. 28, 2017
Short term deposits, Maturity	Jan. 07, 2019	Jan. 04, 2018
Notional amount	$ 1,439	$ 1,301
Accrued income	1	0
Short-term deposits, classified as cash equivalents	$ 1,440	$ 1,301
Short term deposit Twenty Three [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano (*)	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	0.26%	0.21%
Date of short term deposit	Dec. 27, 2018	Dec. 29, 2017
Short term deposits, Maturity	Jan. 14, 2019	Jan. 05, 2018
Notional amount	$ 2,879	$ 976
Accrued income	1	0
Short-term deposits, classified as cash equivalents	$ 2,880	$ 976
Short term deposit Twenty Four [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano (*)	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	0.26%	0.21%
Date of short term deposit	Dec. 27, 2018	Dec. 29, 2017
Short term deposits, Maturity	Jan. 21, 2019	Jan. 05, 2018
Notional amount	$ 1,439	$ 569
Accrued income	1	0
Short-term deposits, classified as cash equivalents	$ 1,440	$ 569
Short term deposit Twenty Five [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Estado	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.15%	2.45%
Date of short term deposit	Dec. 28, 2018	Dec. 06, 2017
Short term deposits, Maturity	Jan. 28, 2019	Jan. 05, 2018
Notional amount	$ 2,000	$ 3,500
Accrued income	1	6
Short-term deposits, classified as cash equivalents	$ 2,001	$ 3,506
Short term deposit Twenty Six [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Estado	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.15%	3.40%
Date of short term deposit	Dec. 28, 2018	Dec. 15, 2017
Short term deposits, Maturity	Jan. 28, 2019	Jan. 16, 2018
Notional amount	$ 600	$ 2,000
Accrued income	0	3
Short-term deposits, classified as cash equivalents	$ 600	$ 2,003
Short term deposit Twenty Seven [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Banco BBVA Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.16%	2.80%
Date of short term deposit	Dec. 28, 2018	Dec. 26, 2017
Short term deposits, Maturity	Jan. 28, 2019	Jan. 26, 2018
Notional amount	$ 2,000	$ 2,200
Accrued income	1	1
Short-term deposits, classified as cash equivalents	$ 2,001	$ 2,201
Short term deposit Twenty Eight [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	2.53%	2.30%
Date of short term deposit	Dec. 28, 2018	Dec. 27, 2017
Short term deposits, Maturity	Jan. 08, 2019	Jan. 04, 2018
Notional amount	$ 1,000	$ 2,300
Accrued income	0	1
Short-term deposits, classified as cash equivalents	$ 1,000	$ 2,301
Short term deposit Twenty Nine [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	3.08%	2.88%
Date of short term deposit	Dec. 28, 2018	Dec. 27, 2017
Short term deposits, Maturity	Jan. 28, 2019	Jan. 04, 2018
Notional amount	$ 2,500	$ 2,300
Accrued income	1	1
Short-term deposits, classified as cash equivalents	$ 2,501	$ 2,301
Short term deposit Thirty [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander- Santiago	Banco BBVA Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.20%	2.80%
Date of short term deposit	Dec. 28, 2018	Dec. 27, 2017
Short term deposits, Maturity	Jan. 04, 2019	Jan. 04, 2018
Notional amount	$ 432	$ 1,400
Accrued income	0	0
Short-term deposits, classified as cash equivalents	$ 432	$ 1,400
Short term deposit Thirty One [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	BBVA Banco Francés	BBVA Banco Francés
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	0.00%	0.19%
Date of short term deposit	Dec. 31, 2018	Dec. 11, 2017
Short term deposits, Maturity	Jan. 21, 2019	Jan. 31, 2018
Notional amount	$ 81	$ 163
Accrued income	3	0
Short-term deposits, classified as cash equivalents	$ 84	$ 163
Short term deposit Thirty Two [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Nedbank	Nedbank
Description of type of deposit	On demand	On demand
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	0.00%	0.00%
Date of short term deposit	Dec. 31, 2018	Dec. 01, 2017
Short term deposits, Maturity	Jan. 01, 2019	Jan. 31, 2018
Notional amount	$ 647	$ 3,686
Accrued income	0	0
Short-term deposits, classified as cash equivalents	$ 647	$ 3,686
Short term deposit Thirty Three [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit		ABN Amro Bank
Description of type of deposit		Fixed term
Short term deposits, original currency		US$
Short term deposits, Interest rate		0.00%
Date of short term deposit		Dec. 31, 2017
Short term deposits, Maturity		Jan. 02, 2018
Notional amount		$ 1,439
Accrued income		0
Short-term deposits, classified as cash equivalents		$ 1,439